Related Parties - Summary of Officers' and Directors' Compensation (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [abstract]
Short-term benefits to officers and directors	R$ 76,976	R$ 146,469	R$ 79,620
Post-employment benefits	934	918	339
Other long-term benefits	664	533
Benefits from termination of employment contract	635	2,367
Share-based payment transactions	63,658	11,621	12,661
Officers' and directors' compensation	R$ 142,867	R$ 161,908	R$ 92,620